INCOME TAXES - Components of tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Total current tax expense	$ 712	$ 269
Deferred tax (recovery) expense:
(Reversal) origination of temporary differences	(129)	466
Revaluation of deferred tax balances due to legislative changes	(3)	(23)
Total deferred tax (recovery) expense	(132)	443
Total income tax expense	$ 580	$ 712